Parent Only Financial Information - Condensed Statements of Comprehensive Loss (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net loss	¥ (174,884,633)	¥ (150,616,326)	¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,607,294)	(330,112)	(1,520,393)	(548,029)
Unrealized gain on short-term investment, net of nil income taxes	700,163		2,133,528
Foreign currency translation adjustment, net of nil income taxes	1,029,466	485,154	(19,356,001)	(2,889,641)	2,788,426
Comprehensive loss attributable to shareholders of the Company	(175,762,298)	(150,461,284)	(761,388,098)	(385,158,689)	(139,211,081)
Fair value changes of convertible notes due to instrument-specific credit risk, tax	0	0	0
Unrealized gain on short-term investment, tax			0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	0
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Condensed Financial Statements, Captions [Line Items]
Net loss			(742,645,232)	(381,721,019)	(141,999,507)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes			1,520,393	548,029
Unrealized gain on short-term investment, net of nil income taxes			(2,133,528)
Foreign currency translation adjustment, net of nil income taxes			(19,356,001)	(2,889,641)	2,788,426
Comprehensive loss attributable to shareholders of the Company			(761,388,098)	(385,158,689)	(139,211,081)
Fair value changes of convertible notes due to instrument-specific credit risk, tax			0	0	0
Unrealized gain on short-term investment, tax			0
Foreign currency translation adjustment, tax			¥ 0	¥ 0	¥ 0